Advances for Convertible Notes to be Issued (Details Narrative)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 04, 2025 USD ($) integer	Jan. 17, 2025 USD ($) integer	Apr. 30, 2025 USD ($) integer	Mar. 31, 2025 integer	Dec. 31, 2024 integer	Dec. 31, 2023 integer	May 31, 2025	Mar. 31, 2024 USD ($)
Convertible notes payable | $								$ 56,000
Debt instrument interest rate						5.00%
Trading days | integer				10	10	10
Subsequent Event [Member]
Convertible notes payable | $			$ 210,000
Original issue discount percentage			10.00%				10.00%
Debt instrument interest rate			10.00%				6.00%
Conversion price ratio			55
Trading days | integer			20
Maturity date			Apr. 29, 2026
Convertible Promissory Note [Member]
Convertible notes payable | $	$ 50,000	$ 37,500
Original issue discount percentage	10.00%
Debt instrument interest rate	10.00%	10.00%
Conversion price ratio	55	75
Trading days | integer	20	10